Share capital and share-based payments - (Details 1) - RSU - Share	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period	1,316,314	1,771,877
Granted	679,627	1,126,254
Exercised	(614,572)	(739,471)
Forfeited	(1,284)	(842,346)
Outstanding, end of period	1,380,085	1,316,314